Cumulative Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2022
28. Cumulative Preferred Stock
Cumulative Preferred Stock
Authorized:
Unlimited number of First Preferred shares, issuable in series.
Unlimited number of Second Preferred shares, issuable in series.
December 31, 2022 December 31, 2021
Annual Dividend Redemption Issued and Net Issued and
Net

Per Share Price per share Outstanding Proceeds Outstanding Proceeds
Series A $ 0.5456 $ 25.00 4,866,814 $

119 4,866,814 $

119
Series B Floating $ 25.00 1,133,186 $

28 1,133,186 $

28
Series C $ 1.1802 $ 25.00 10,000,000 $

245 10,000,000 $

245
Series E $ 1.1250 $ 25.00 5,000,000 $

122 5,000,000 $

122
Series F $ 1.0505 $ 25.00 8,000,000 $

195 8,000,000 $

195
Series H $ 1.2250 $ 25.00 12,000,000 $

295 12,000,000 $

295
Series J $ 1.0625 $ 25.00 8,000,000 $

196 8,000,000 $

196
Series L $ 1.1500 $ 26.00 9,000,000 $

222 9,000,000 $

222
Total 58,000,000 $

1,422 58,000,000 $

1,422
Characteristics of the First Preferred Shares:
First Preferred Shares
(1)(2)
Initial Yield

(%)
Current
Annual
Dividend

($)
Minimum

Reset
Dividend
Yield (%)
Earliest Redemption
and/or Conversion
Option Date
Redemption
Value

($)
Right to
Convert on
a one for
one basis
Fixed rate reset
(3)(4)

Series A
4.400 0.5456 1.84 August 15, 2025 25.00

Series B

Series C
4.100 1.1802 2.65 August 15, 2023 25.00

Series D

Series F
4.202 1.0505 2.63 February 15, 2025 25.00

Series G
Minimum rate reset
(3)(4)

Series B
2.393 Floating 1.84 August 15, 2025 25.00

Series A

Series H
4.900 1.2250 4.90 August 15, 2023 25.00

Series I

Series J
4.250 1.0625 4.25 May 15, 2026 25.00

Series K
Perpetual fixed rate

Series E

(5)
4.500 1.1250 25.00

Series L
(6)
4.600 1.1500 November 15, 2026 26.00

(1) Holders are entitled to receive fixed or floating cumulative cash dividends when declared by the Board of Directors of the
Corporation.
(2) On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding First

Preferred
Shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the
dates fixed for redemption.
(3) On the redemption and/or conversion option date the reset annual dividend per share will be determined by multiplying

$25.00 per
share by the annual fixed or floating dividend rate, which for Series A, C, F and H is the sum of the five-year Government of Canada
Bond Yield on the applicable reset date, plus the applicable reset dividend yield

(Series H annual reset rate must be a minimum of
4.9
0 per cent) and for Series B equals the Government of Treasury Bill Rate on the applicable reset date, plus
1.84

per cent.
(4) On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their

Shares
into an equal number of Cumulative Redeemable First Preferred Shares of a specified series. The Company has the right to redeem

the outstanding Preferred Shares, Series D, Series G and Series I shares without the consent of the holder every five years thereafter
for cash, in whole or in part at a price of $ 25.00

per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption and $ 25.50

per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption in the case of redemptions on any other date after August 15, 2023, February 15, 2025 and August 15, 2023, respectively.

The reset dividend
yield for Series I equals the Government of Treasury Bill Rate on the applicable reset date, plus 2.54 per cent.
(5) First Preferred Shares, Series E are redeemable at $ 25.00 per share.
(6) First Preferred Shares, Series L are redeemable at $ 26.00 on or after November 15, 2026 to November 15, 2027, decreasing
$ 0.25

each year until November 15, 2030 and $
25.00

per share thereafter.